1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

July 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust Funds Identified on Exhibit A
Post-Effective Amendment No. 559 to Registration Statement on Form N-1A
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 551.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8970.

Very truly yours,

/s/ P. Jay Spinola
P. Jay Spinola
Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

July 20, 2011

Exhibit A

iShares Barclays 1-3 Year Credit Bond Fund	S0000 13697
iShares Barclays 1-3 Year Treasury Bond Fund	S0000 04357
iShares Barclays 3-7 Year Treasury Bond Fund	S0000 13695
iShares Barclays 7-10 Year Treasury Bond Fund	S0000 04358
iShares Barclays 10-20 Year Treasury Bond Fund	S0000 13696

iShares Barclays 20+ Year Treasury Bond Fund	S0000 04360
iShares Barclays Agency Bond Fund	S0000 23506
iShares Barclays Aggregate Bond Fund	S0000 04362
iShares Barclays Credit Bond Fund	S0000 13699
iShares 10+ Year Credit Bond Fund	S0000 26651
iShares Barclays Government/Credit Bond Fund	S0000 13701
iShares 10+ Year Government/Credit Bond Fund	S0000 26652
iShares Barclays Intermediate Credit Bond Fund	S0000 13698

iShares Barclays Intermediate Government/Credit Bond Fund	S0000 13700
iShares Barclays MBS Bond Fund	S0000 13702
iShares Barclays Short Treasury Bond Fund	S0000 13694
iShares Barclays TIPS Bond Fund	S0000 04363
iShares iBoxx $ High Yield Corporate Bond Fund	S0000 16772
iShares iBoxx $ Investment Grade Corporate Bond Fund	S0000 04361
iShares JPMorgan USD Emerging Markets Bond Fund	S0000 19798
iShares S&P California AMT-Free Municipal Bond Fund	S0000 19341
iShares S&P National AMT-Free Municipal Bond Fund	S0000 18861
iShares S&P New York AMT-Free Municipal Bond Fund	S0000 19342
iShares S&P Short Term National AMT-Free Municipal Bond Fund	S0000 23507
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	S0000 23615
iShares S&P/Citigroup International Treasury Bond Fund	S0000 23614

As filed with the U.S. Securities and Exchange Commission on July 20, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 559	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 559

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(July 20, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Trust:

iShares 10+ Year Credit Bond Fund

iShares 10+ Year Government/Credit Bond Fund

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays 1-3 Year Treasury Bond Fund

iShares Barclays 3-7 Year Treasury Bond Fund

iShares Barclays 7-10 Year Treasury Bond Fund

iShares Barclays 10-20 Year Treasury Bond Fund

iShares Barclays 20+ Year Treasury Bond Fund

iShares Barclays Agency Bond Fund

iShares Barclays Aggregate Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Government/Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Short Treasury Bond Fund

iShares Barclays TIPS Bond Fund

iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares S&P California AMT-Free Municipal Bond Fund

iShares S&P National AMT-Free Municipal Bond Fund

iShares S&P New York AMT-Free Municipal Bond Fund

iShares S&P Short Term National AMT-Free Municipal Bond Fund

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

iShares S&P/Citigroup International Treasury Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 559 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of July 2011.

iShares Trust

By:
Michael Latham*
President and Trustee
Date:	July 20, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 559 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: July 20, 2011

John E. Martinez*
Trustee
Date: July 20, 2011

George G. C. Parker*
Trustee
Date: July 20, 2011

Cecilia H. Herbert*
Trustee
Date: July 20, 2011

Charles A. Hurty*
Trustee
Date: July 20, 2011

John E. Kerrigan*
Trustee
Date: July 20, 2011

Robert H. Silver*
Trustee
Date: July 20, 2011

Robert S. Kapito*
Trustee
Date: July 20, 2011

Madhav V. Rajan**
Trustee
Date: July 20, 2011

/s/ Jack Gee
Jack Gee
Treasurer
Date: July 20, 2011

/s/ Jack Gee
*,** By: Jack Gee
Attorney-in-fact
Date: July 20, 2011

*	Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez and Robert S. Kapito are incorporated herein by reference to PEA No. 444.
**	Power of Attorney, dated May 16, 2011, for Madhav V. Rajan is incorporated herein by reference to Post-Effective Amendment No. 557, filed July 11, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase